Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 466,544	$ 439,195
Trade and other current receivables	30,218	0
Inventory	11,122	0
Other current assets	17,298	11,255
Total current assets	525,182	450,450
Non-current assets
Property, plant and equipment	4,066	1,629
Right-of-use assets	7,164	3,129
Intangible assets	13,582	10,179
Interest in joint venture	41,236	47,908
Deferred tax asset	26,049	0
Other long-term assets	693	397
Total non-current assets	92,790	63,242
Total assets	617,972	513,692
Current liabilities
Accounts payable	12,080	5,279
Other current liabilities	50,497	30,375
Lease liabilities, short-term	1,029	1,002
Current income tax payable	3,754	149
Convertible loans, short-term	6,575	3,631
Total current liabilities	73,935	40,436
Non-current liabilities
Convertible loans, long-term	87,153	34,775
Convertible loans, derivatives	37,947	73,208
Deferred royalty obligation, long-term	218,664	0
Deferred gain of joint venture	23,539	23,539
Lease liabilities, long-term	6,994	2,465
Defined benefit pension liabilities	3,652	3,543
Other non-current liabilities	0	221
Total non-current liabilities	377,949	137,751
Total liabilities	451,884	178,187
Equity attributable to owners of the parent
Share capital	6,445	6,314
Share premium	981,827	981,056
Treasury shares	(128)	(4)
Other reserves	102,646	42,753
Cumulative translation adjustments	183	245
Cumulative translation adjustments	(924,885)	(694,859)
Total equity attributable to owners of the parent	166,088	335,505
Total liabilities and equity	$ 617,972	$ 513,692